Document and Entity Information	Nov. 26, 2025
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 26, 2025
Entity Registrant Name	DEERE JOHN CAPITAL CORP
Entity File Number	1-6458
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	36-2386361
Entity Address, Address Line One	P.O. Box 5328
Entity Address, City or Town	Madison
Entity Address, State or Province	WI
Entity Address, Postal Zip Code	53705-0328
City Area Code	800
Local Phone Number	438-7394
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Title of 12(b) Security	2.00% Senior Notes Due 2031
Trading Symbol	JDCC 31
Security Exchange Name	NYSE
Entity Central Index Key	0000027673
Amendment Flag	false